Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Operating Lease Related Assets And Liabilities [Abstract]
Right of use assets	$ 643,933	$ 700,108
Operating lease liabilities, current	321,388	124,512
Operating lease liabilities, noncurrent	315,095	503,847
Total operating lease liabilities	636,483	628,359
Operating cash flows used in operating leases	421,725	167,049	$ 622,188
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 666,058	$ 656,562	$ 32,958
Weighted average remaining lease term (years)	2 years 1 month 13 days	3 years 1 month 20 days	1 year 7 months 9 days
Weighted average discount rate	3.97%	4.75%	4.75%